UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  717 Fifth Avenue, Suite 1301
          New York, New York 10022


13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Donald E. Morgan, III
Title:  Managing Member
Phone:  (212) 745-9700


Signature, Place and Date of Signing:

/s/ Donald E. Morgan, III       New York, NY              November 16, 2009
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  73

Form 13F Information Table Value Total:  $654,933
                                         (thousands)


List of Other Included Managers:

      Form 13F File Number       Name

1.    028-12821                  Brigade Leveraged Capital Structures Fund Ltd.



                                                  FORM 13F INFORMATION TABLE
                                                      September 30, 2009





COLUMN 1                       COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6         COL 7      COLUMN 8

                                                            VALUE     SHS OR      SH/ PUT/ INVESTMENT       OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT     PRN CALL DISCRETION       MGRS   SOLE  SHARED NONE
--------------                 --------------    -----      --------  -------     --- ---- ----------       ----   ----  ------ ----
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1   000886AE1   8,512    11,090,000  PRN      SHARED-DEFINED   1      11,090,000
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1   000886AE1   1,343     1,750,000  PRN      SOLE                     1,750,000
ADVANCED MICRO DEVICES INC     NOTE 6.000% 5/0   007903AL1   5,631     7,520,000  PRN      SHARED-DEFINED   1       7,520,000
ADVANCED MICRO DEVICES INC     NOTE 5.750% 8/1   007903AN7  17,320    20,650,000  PRN      SHARED-DEFINED   1      20,650,000
ALLIANCE HEALTHCARE SRVCS IN   COM NEW           018606202   3,396       600,000  SH       SHARED-DEFINED   1         600,000
ALLIS CHALMERS ENERGY INC      COM PAR $.01NW    019645506   3,096       710,000  SH       SHARED-DEFINED   1         710,000
AMERICAN INTL GROUP INC        COM NEW           026874784   8,822       200,000  SH  PUT  SHARED-DEFINED   1         200,000
AMERISTAR CASINOS INC          COM               03070Q101   3,945       250,000  SH       SHARED-DEFINED   1         250,000
AMYLIN PHARMACEUTICALS INC     NOTE 3.000% 6/1   032346AF5  10,526    13,715,000  PRN      SHARED-DEFINED   1      13,715,000
AMYLIN PHARMACEUTICALS INC     NOTE 3.000% 6/1   032346AF5     602       785,000  PRN      SOLE                       785,000
ANADARKO PETE CORP             COM               032511107   6,273       100,000  SH       SHARED-DEFINED   1         100,000
BEAZER HOMES USA INC           COM               07556Q105   7,895     1,412,400  SH       SHARED-DEFINED   1       1,412,400
BOISE INC                      COM               09746Y105   2,386       451,800  SH       SHARED-DEFINED   1         451,800
BON-TON STORES INC             COM               09776J101   1,410       193,656  SH       SHARED-DEFINED   1         193,656
CARDTRONICS INC                COM               14161H108   6,823       872,509  SH       SHARED-DEFINED   1         872,509
CENTURY ALUM CO                COM               156431108   2,805       300,000  SH       SHARED-DEFINED   1         300,000
CITIGROUP INC                  COM               172967101   2,420       500,000  SH       SHARED-DEFINED   1         500,000
COVENTRY HEALTH CARE INC       COM               222862104   6,487       325,000  SH  CALL SHARED-DEFINED   1         325,000
DELTA AIR LINES INC DEL        COM NEW           247361702       5           514  SH       SOLE                           514
E TRADE FINANCIAL CORP         COM               269246104     350       200,000  SH       SHARED-DEFINED   1         200,000
FELCOR LODGING TR INC          COM               31430F101   4,574     1,009,679  SH       SHARED-DEFINED   1       1,009,679
FOREST OIL CORP                COM PAR $0.01     346091705   1,468        75,000  SH  CALL SHARED-DEFINED   1          75,000
FORTUNE BRANDS INC             COM               349631101  10,745       250,000  SH  PUT  SHARED-DEFINED   1         250,000
GENERAL ELECTRIC CO            COM               369604103   8,210       500,000  SH  PUT  SHARED-DEFINED   1         500,000
GENWORTH FINL INC              COM CL A          37247D106  10,755       900,000  SH       SHARED-DEFINED   1         900,000
GRAPHIC PACKAGING HLDG CO      COM               388689101   2,310     1,000,000  SH       SHARED-DEFINED   1       1,000,000
CAL DIVE INTL INC              NOTE 3.250%12/1   127914AB5  13,621    15,500,000  PRN      SHARED-DEFINED   1      15,500,000
HERCULES OFFSHORE INC          COM               427093109   2,455       500,000  SH       SHARED-DEFINED   1         500,000
HOLOGIC INC                    FRNT 2.000%12/1   436440AA9  21,909    26,800,000  PRN      SHARED-DEFINED   1      26,800,000
HSN INC                        COM               404303109   4,505       276,700  SH       SHARED-DEFINED   1         276,700
INNOPHOS HOLDINGS INC          COM               45774N108     410        22,162  SH       SHARED-DEFINED   1          22,162
INTERNATIONAL BANCSHARES COR   COM               459044103   8,135       498,800  SH  CALL SHARED-DEFINED   1         498,800
ISHARES TR INDEX               RUSSELL 2000      464287655  72,288     1,200,000  SH  CALL SHARED-DEFINED   1       1,200,000
KENDLE INTERNATIONAL INC       NOTE 3.375% 7/1   48880LAA5  18,533    21,000,000  PRN      SHARED-DEFINED   1      21,000,000
KEYCORP NEW                    COM               493267108   1,950       300,000  SH       SHARED-DEFINED   1         300,000
L-1 IDENTITY SOLUTIONS INC     NOTE 3.750% 5/1   50212AAB2  15,519    17,660,000  SH       SHARED-DEFINED   1      17,660,000
L-1 IDENTITY SOLUTIONS INC     NOTE 3.750% 5/1   50212AAB2   1,336     1,520,000  SH       SOLE                     1,520,000
LEGGETT & PLATT INC            COM               524660107   6,305       325,000  SH  CALL SHARED-DEFINED   1         325,000
LIBERTY MEDIA CORP             DEB 4.000%11/1    530715AG6   6,036    11,835,000  PRN      SHARED-DEFINED   1      11,835,000
LIBERTY MEDIA CORP             DEB 4.000%11/1    530715AG6     849     1,665,000  PRN      SOLE                     1,665,000
MACYS INC                      COM               55616P104   3,658       200,000  SH       SHARED-DEFINED   1         200,000
MTR GAMING GROUP INC           COM               553769100   4,586     1,498,653  SH       SHARED-DEFINED   1       1,498,653
OMNICARE INC                   DBCV 3.250%12/1   681904AL2  15,058    19,620,000  PRN      SHARED-DEFINED   1      19,620,000
OMNICARE INC                   DBCV 3.250%12/1   681904AL2   2,594     3,380,000  PRN      SOLE                     3,380,000
PANTRY INC                     COM               698657103   4,704       300,000  SH       SHARED-DEFINED   1         300,000
PINNACLE AIRL CORP             COM               723443107   3,350       500,000  SH       SHARED-DEFINED   1         500,000
PNC FINANCIAL SERVICES GROUP I COM               693475105   7,289       150,000  SH  PUT  SHARED-DEFINED   1         150,000
PRICELINE COM INC              COM NEW           741503403  33,164       200,000  SH  PUT  SHARED-DEFINED   1         200,000
PRIMUS GUARANTY LTD            SHS               G72457107   3,090       723,600  SH       SHARED-DEFINED   1         723,600
PRIMUS GUARANTY LTD            SHS               G72457107   1,029       241,033  SH       SOLE                       241,033
REGIONS FINANCIAL CORP NEW     COM               7591EP100   4,347       700,000  SH       SHARED-DEFINED   1         700,000
RITE AID CORP                  COM               767754104   4,883     2,977,500  SH       SHARED-DEFINED   1       2,977,500
RITE AID CORP                  COM               767754104     221       361,620  SH       SOLE                       361,620
RITE AID CORP                  NOTE 8.500% 5/1   767754BU7  12,554    12,263,000  PRN      SHARED-DEFINED   1      12,263,000
RITE AID CORP                  NOTE 8.500% 5/1   767754BU7   2,387     2,443,691  PRN      SOLE                     2,443,691
SANDISK CORP                   NOTE 1.000% 5/1   80004CAC5   6,994     8,995,000  PRN      SHARED-DEFINED   1       8,995,000
SANDISK CORP                   NOTE 1.000% 5/1   80004CAC5   1,123     1,445,000  PRN      SOLE                     1,445,000
SCHOOL SPECIALTY INC           SDCV 3.750%11/3   807863AL9  13,017    14,130,000  PRN      SHARED-DEFINED   1      14,130,000
SCHOOL SPECIALTY INC           SDCV 3.750%11/3   807863AL9     801       870,000  PRN      SOLE                       870,000
SINCLAIR BROADCAST GROUP INC   NOTE 4.875% 7/1   829226AU3   3,994     4,500,000  PRN      SHARED-DEFINED   1       4,500,000
SINCLAIR BROADCAST GROUP INC   NOTE 3.000% 5/1   829226AW9  20,130    22,000,000  PRN      SHARED-DEFINED   1      22,000,000
SMITHFIELD FOODS INC           COM               832248108   2,760       200,000  SH  PUT  SHARED-DEFINED   1         200,000
SPDR GOLD TRUST                GOLD SHS          78463V107   1,977        20,000  SH       SOLE                        20,000
SPDR TR                        UNIT SER 1        78462F103  95,031       900,000  SH  PUT  SHARED-DEFINED   1         900,000
SUPERVALU INC                  COM               868536103   3,389       225,000  SH       SHARED-DEFINED   1         225,000
TIME WARNER CABLE INC          COM               88732J207   8,618       200,000  SH       SHARED-DEFINED   1         200,000
TITAN INTL INC ILL             COM               88830M102   6,334       711,700  SH       SHARED-DEFINED   1         711,700
TYSON FOODS INC                CL A              902494103   8,838       699,800  SH       SHARED-DEFINED   1         699,800
UNITED STATES STL CORP NEW     COM               912909108  13,311       300,000  SH  PUT  SHARED-DEFINED   1         300,000
UNITEDHEALTH GROUP INC         COM               91324P102  12,270       490,000  SH  CALL SHARED-DEFINED   1         490,000
WELLS FARGO & CO NEW           COM               949746101  31,562     1,120,000  SH  PUT  SHARED-DEFINED   1       1,120,000
WINN DIXIE STORES INC          COM NEW           974280307   1,312       100,000  SH       SHARED-DEFINED   1         100,000
SELECT SECTOR SPDR TR          SBI HEALTHCARE    81369Y209   8,601       300,000  SH  PUT  SHARED-DEFINED   1         300,000


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